ACCOUNTS PAYABLE AND OTHER (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Nov. 29, 2021
Current
Accounts payable	$ 1,227	$ 1,253
Accrued and other liabilities	868	805
Lease liabilities	75	76
Financial liabilities	135	145
Work in progress	1,313	1,175
Provisions and decommissioning liabilities	591	609
Liabilities associated with assets held for sale	5	42
Loan payable to Brookfield Business Partners	0	228	$ 1,900
Total current	4,214	4,333
Non-current
Accounts payable	90	84
Accrued and other liabilities	628	573
Lease liabilities	422	423
Financial liabilities	1,502	1,694
Work in progress	50	49
Provisions and decommissioning liabilities	487	483
Total non-current	3,179	3,306
Net defined benefit liability	391	385
Current net defined benefit liability	9	14
Non-current net defined benefit liability	382	371
Financial liability recognized for proceeds received from sale and leaseback transaction	1,429	1,673
Current financial liability recognized related to sale and leaseback of hospitals	64	74
Noncurrent financial liability recognized related to sale and leaseback of hospitals	1,365	$ 1,599
Gain from extinguishment and recognition of financial liability, leased hospitals	$ 208